Derivatives (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Location and Fair Value of Financial Position and Location and Amount of Gains and Losses Recorded Related to Derivative Instruments
The following is a summary of location and fair value of the financial position and location and amount of gains and losses recorded related to the derivative agreement (in thousands):

		Fair Value			Gain/(Loss)
Derivatives not designated as hedging instruments	Balance Sheet Location	As of September 30, 2021 (Successor)	As of December 31, 2020 (Successor)	Income Statement Location	Three Months Ended September 30, 2021 (Successor)	Three Months Ended September 30, 2020 (Successor)	Nine Months Ended September 30, 2021 (Successor)	Period from February 1, 2020 through September 30, 2020 (Successor)

Interest rate swaps	Other liabilities	$1,646	$3,615	Interest expense	$(108)	$744	$845	$(4,412)

The following is a summary of location and fair value of the financial position and location and amount of gains and losses recorded related to the derivative instruments (in thousands):

		Fair Value		Gain/(Loss)
Derivatives not designated as hedging instruments	Balance Sheet Location	As of December 31, 2020	Income Statement Location	Period from February 1, 2020 through December 31, 2020 (Successor)
Interest rate swaps	Other Liabilities	$3,615	Interest expense, net	$ (4,383)